EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 2.8%
RTX Corp.	48,264	$5,847,666

Air Freight & Logistics - 2.4%
United Parcel Service, Inc. - Class B	37,295	5,084,800

Automobile Manufacturers - 3.0%
Tesla, Inc. (a)	23,960	6,268,655

Broadline Retail - 2.5%
Amazon.com, Inc. (a)	27,505	5,125,007

Cable & Satellite - 2.5%
Comcast Corp. - Class A	122,731	5,126,474

Communications Equipment - 2.5%
Cisco Systems, Inc.	96,162	5,117,742

Consumer Staples Merchandise Retail - 2.5%
Walmart, Inc.	63,610	5,136,507

Diversified Banks - 8.8%
Bank of America Corp.	128,607	5,103,126
JPMorgan Chase & Co.	37,974	8,007,198
Wells Fargo & Co.	90,823	5,130,591
		18,240,915

Home Improvement Retail - 2.5%
Home Depot, Inc.	12,641	5,122,133

Household Products - 2.4%
Procter & Gamble Co.	29,485	5,106,802

Integrated Oil & Gas - 4.9%
Chevron Corp.	34,882	5,137,072
Exxon Mobil Corp.	43,775	5,131,305
		10,268,377

Integrated Telecommunication Services - 2.4%
Verizon Communications, Inc.	113,696	5,106,087

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EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A	15,520	$2,573,992
Alphabet, Inc. - Class C	15,405	2,575,562
Meta Platforms, Inc. - Class A	14,453	8,273,475
		13,423,029

Managed Health Care - 2.5%
UnitedHealth Group, Inc.	8,766	5,125,305

Movies & Entertainment - 2.4%
Walt Disney Co.	53,068	5,104,611

Multi-Sector Holdings - 2.5%
Berkshire Hathaway, Inc. - Class B (a)	11,180	5,145,707

Pharmaceuticals - 11.2%
Eli Lilly & Co.	9,024	7,994,723
Johnson & Johnson	31,762	5,147,350
Merck & Co., Inc.	44,968	5,106,566
Pfizer, Inc.	177,245	5,129,470
		23,378,109

Restaurants - 2.5%
McDonald's Corp.	16,806	5,117,595

Semiconductors - 12.7%
Broadcom, Inc.	47,171	8,136,998
Intel Corp.	217,081	5,092,720
Nvidia Corp.	65,737	7,983,101
Qualcomm, Inc.	30,221	5,139,081
		26,351,900

Soft Drinks & Non-alcoholic Beverages - 4.9%
Coca-Cola Co.	71,004	5,102,348
PepsiCo, Inc.	30,068	5,113,063
		10,215,411

Systems Software - 6.1%
Microsoft Corp.	17,749	7,637,395
Oracle Corp.	30,299	5,162,949
		12,800,344
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EA BRIDGEWAY BLUE CHIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	31,874	$7,426,642

Transaction & Payment Processing Services - 5.7%
Mastercard, Inc. - Class A	10,377	5,124,163
Visa, Inc. - Class A	24,555	6,751,397
		11,875,560
TOTAL COMMON STOCKS (Cost $131,426,299)		207,515,378

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.82% (b)	656,995	656,995
TOTAL SHORT-TERM INVESTMENTS (Cost $656,995)		656,995

TOTAL INVESTMENTS - 100.0% (Cost $132,083,294)		$208,172,373
Other Assets in Excess of Liabilities - 0.0% (c)		75,782
TOTAL NET ASSETS - 100.0%		$208,248,155

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

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EA BRIDGEWAY BLUE CHIP ETF

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

EA Bridgeway Blue Chip ETF (the "Fund") has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$207,515,378	$—	$—	$207,515,378
Money Market Funds	656,995	—	—	656,995
Total Investments in Securities	$208,172,373	$—	$—	$208,172,373

Refer to the Schedule of Investments for additional information.

During the fiscal period ended September 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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